Description of Transaction and Basis of Presentation	3 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Transaction and Basis of Presentation

1. Description of Transaction and Basis of Presentation

In January 2022, the Company obtained from the Controlling Shareholders their 50% interest in Maple Heights GP, LLC, a Delaware limited liability company that has a 10% ownership interest in the Maple Heights property.

On April 1, 2021, Maple Heights entered into a contract with Century Land Holdings of Texas, LLC to sell the parcels of the land of Maple Heights to Century Land Holdings in four separate stages for a total consideration of $21 million. The first stage was completed in 2021 and included 59 acres. On January 11, 2022, the Company through its subsidiaries, completed the second sale installment of 28.1 acres, for the amount of $4.8 million. A partial loan payoff was made to Bancorpsouth Bank in the amount of $638 thousands.

Maple Heights Properties

The following table provides some detailed information about the land Inventory:

Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total Cost (USD in thousands)	Balance as of December 31, 2021, net (USD in thousands)
Maple Heights	5%	32.4% right to profits	Parcels are being sold	6/27/2019	8,000	3,269	11,269	9,214

(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.

The table below lists the outstanding loans obtained by Maple Heights from banks:

Borrowing Entity	Loan Principal	Annual Interest	Amount Outstanding as of 12/31/2021	Due Date	Lender
Maple Heights Development LLC	$4,800,000	5.5%	$3,468,107.8	12/5/2028	BancorpSouth Bank

Guarantees

Michael Sabo, one of our Controlling Shareholders, has personally guaranteed Maple Heights’ financial liabilities under loan agreements as detailed in the table below:

Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Heights Development LLC	Maple Heights	BancorpSouth Bank	$3,468,107	Michael Sabo	100%